CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 3,126	$ 5,701	$ 14,748	$ 21,080
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	5,365	5,015	20,352	19,709
Amortization of deferred financing costs	56	19	139	94
Amortization of debt discount			0	58
Non-cash lease expense	1,111	1,140	4,515	4,139
Provision for excess and obsolete inventory	0	17	75	45
Provision for excess and obsolete property and equipment	66	117	122	510
Provision for Credit Losses	(135)	334	117	307
Deferred tax expense	266	1,116	3,443	1,080
Gain on sale of property	0	69	(101)	(127)
Loss on asset disposal	9	0	489	0
Unrealized loss (gain) on equity securities	(249)	33	255	(234)
Unrealized loss on interest rate swap	0	105	0	(1,423)
Gross profit from sale of lost-in-hole equipment	(2,799)	(4,535)	(16,686)	(16,813)
Stock-based compensation expense	208	0	3,986	0
Realized loss on interest rate swap			4	0
Changes in operating assets and liabilities:
Accounts receivable, net	(1,839)	(1,675)	(1,048)	(9,268)
Prepaid expenses and other current assets	1,723	713	519	(3,476)
Inventories, net	2,836	116	(1,716)	(906)
Deposits and other long-term assets			(496)	17
Operating lease liabilities	(1,067)	(1,086)	(4,415)	(4,174)
Accounts payable	(2,848)	3,208	(1,552)	(1,432)
Accrued expenses and other current liabilities	(2,517)	(3,180)	583	4,808
Net cash flows from operating activities	3,312	7,089	23,334	13,994
Cash flows from investing activities:
Acquisition of a business, net of cash acquired	(18,261)	0
Proceeds from sale of property and equipment	0	80	202	1,042
Purchase of property, plant and equipment	(6,228)	(7,067)	(43,750)	(24,688)
Proceeds from sale of lost-in-hole equipment	4,904	5,819	19,684	21,116
Net cash from investing activities	(19,585)	(1,168)	(23,864)	(2,530)
Cash flows from financing activities:
Payment of deferred financing costs	(389)	0	(324)	(251)
Proceeds from revolving line of credit			73,050	108,594
Proceeds from Merger and PIPE Financing, net of transaction costs			23,162	0
Payments on long-term debt			0	(1,000)
Payments on finance leases			0	(10)
Payments to holders of DTIH redeemable convertible preferred stock in connection with retiring their DTI stock upon the Merger			(194)	0
Proceeds from revolving line of credit	0	34,043
Payments on revolving line of credit	0	(41,496)	(91,399)	(116,670)
Proceeds from Term Loan	25,000	0
Net cash from financing activities	24,611	(7,453)	4,295	(9,337)
Effect of changes in foreign exchange rates	(291)	0	(114)	173
Net change in cash	8,047	(1,532)	3,651	2,300
Cash at beginning of period	6,003	2,352	2,352	52
Cash at end of period	14,050	820	6,003	2,352
Supplemental cash flow information:
Cash paid for interest	58	444	1,174	340
Cash paid for income taxes	153	0	3,006	723
Non-cash investing and financing activities:
ROU assets obtained in exchange for lease liabilities	314	1,360	3,264	7,907
Fair value of CTG liabilities assumed in CTG Acquistion	2,636	0
Purchases of inventory included in accounts payable and accrued expenses and other current liabilities	5,018	1,575	601	79
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	4,482	4,369	1,422	372
Undeclared dividends	0	314
Non-cash directors and officers insurance	327	0	695	0
Non-cash Merger financing			2,000	0
Exchange of DTIH redeemable convertible preferred stock for DTIC Common Stock in connection with Merger			7,193	0
Issuance of DTIC common stock to former holders of DTIH redeemable convertible preferred stock in connection with Exchange Agreements			10,805	0
Deferred financing fees included in accounts payable	$ 122	$ 0
Accretion of redeemable convertible preferred stock to redemption value			$ 314	$ 1,189